Annual Fund Operating Expenses	Oct. 26, 2025
Defined Duration 5 ETF | Defined Duration 5 ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.00%
Acquired Fund Fees and Expenses	0.02%	[1]
Expenses (as a percentage of Assets)	0.27%
Fee Waiver or Reimbursement	(0.02%)	[2]
Net Expenses (as a percentage of Assets)	0.25%
Defined Duration 20 ETF | Defined Duration 20 ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[3]
Acquired Fund Fees and Expenses	0.09%	[3]
Expenses (as a percentage of Assets)	0.34%
Fee Waiver or Reimbursement	(0.09%)	[4]
Net Expenses (as a percentage of Assets)	0.25%

[1]	Other Expenses and Acquired Fund Fees and Expenses (“AFFE”) are estimated for the current fiscal year. AFFE are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies.
[2]	The Fund’s investment adviser has contractually agreed to reduce its management fee from 0.25% to 0.23% of the Fund’s average daily net assets. This Agreement will remain in place until November 30, 2026 unless terminated sooner by the Trustees.
[3]	Other Expenses and Acquired Fund Fees and Expenses (“AFFE”) are estimated for the current fiscal year. AFFE are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies.
[4]	The Fund’s investment adviser has contractually agreed to reduce its management fee from 0.25% to 0.16% of the Fund’s average daily net assets. This Agreement will remain in place until November 30, 2026 unless terminated sooner by the Trustees.